OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07339


                          Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                      SMALL
                                     COMPANY
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/04

[LOGO] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               7
Schedule of Investments                      10
Financial Statements                         20
Notes to Financial Statements                28
The Pioneer Family of Funds                  34
Trustees, Officers and Service Providers     35
Retirement Plans from Pioneer                36

Pioneer Small Company Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. Heading into April, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your adviser, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                                     83.9%
Temporary Cash Investments                             11.7%
Depositary Receipts for International Stocks            2.6%
Closed End Mutual Fund                                  0.9%
International Common Stocks                             0.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Financials                                             22.1%
Industrials                                            16.9%
Information Technology                                 13.1%
Consumer Discretionary                                 12.2%
Health Care                                            11.8%
Energy                                                  8.6%
Materials                                               6.5%
Consumer Staples                                        5.2%
Telecommunication Services                              2.7%
Utilities                                               0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.    Advanta Corp. (Class B)      1.89%      6.    Corn Products              1.65%
                                                    International, Inc.
2.    Alliance Atlantis            1.77       7.    Rewards Network, Inc.      1.63
      Communications, Inc.
3.    Forest Oil Corp.             1.76       8.    Leucadia National Corp.    1.58
4.    Selective Insurance          1.71       9.    Regis Corp.                1.46
      Group, Inc.
5.    Nu Skin Enterprises, Inc.    1.69      10.    Wabtec Corp.               1.44

*This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $14.91    $14.24

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of April 30, 2004)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(11/2/95)             8.46%          7.71%
5 Years               8.08           6.82
1 Year               32.51          24.84

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[The following table was depicted as a mountain chart in the printed material.]

Value of a $10,000 Investment+

                Pioneer
                 Small           Russell
                Company            2000
                 Fund*            Index
                 -----            -----
11/95             9425            10000
                 11338            11192
10/97            14726            14476
                 11753            12759
10/99            12384            14657
                 16192            17207
10/01            15199            15022
                 13313            13286
                 16572            19045
 4/04            17827            20290

  Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please contact your advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

  The performance table and graph do not reflect the reduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $13.94    $13.40

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund, compared to that of the Russell 2000 Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of April 30, 2004)

                   If          If
Period            Held      Redeemed*
Life-of-Class
(11/2/95)         7.68%       7.68%
5 Years           7.26        7.11
1 Year           31.38       27.38

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[The following table was depicted as a mountain chart in the printed material.]

Value of a $10,000 Investment+

                Pioneer
                 Small           Russell
                Company            2000
                 Fund*            Index
                 -----            -----
11/95            10000            10000
                 11941            11192
10/97            15389            14476
                 12198            12759
10/99            12760            14657
                 16564            17207
10/01            15422            15022
                 13417            13286
                 16585            19045
 4/04            17757            20290

  Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please contact your advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

  The performance table and graph do not reflect the reduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $13.77    $13.24

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of April 30, 2004)

                   If           If
Period            Held       Redeemed*
Life-of-Class
(1/31/96)         6.49%        6.49%
5 Years           7.05         7.05
1 Year           31.27        31.27

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[The following table was depicted as a mountain chart in the printed material.]

Value of a $10,000 Investment

                Pioneer
                 Small           Russell
                Company            2000
                 Fund*            Index
                 -----            -----
 1/96            10000            10000
                 11435            10916
10/97            14747            14119
                 11681            12444
10/99            12184            14296
                 15768            16783
10/01            14674            14652
                 12718            12958
                 15693            18575
 4/04            16803            19790

Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please contact your advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $14.92    $14.25

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

--------------------------------------------------------------------------------

Average Annual Total Returns**
(As of April 30, 2004)

                   If           If
Period            Held       Redeemed*
Life-of-Class
(11/21/95)        8.00%        8.00%
5 Years           7.68         7.68
1 Year           32.60        32.60

--------------------------------------------------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[The following table was depicted as a mountain chart in the printed material.]

Value of a $10,000 Investment+

                Pioneer
                 Small           Russell
                Company            2000
                 Fund*            Index
                 -----            -----
11/95            10000            10000
                 11976            11192
10/97            15476            14476
                 12286            12759
10/99            12893            14657
                 16762            17207
10/01            15655            15022
                 13643            13286
                 16964            19045
 4/04            18248            20290

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please contact your advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

** The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04
--------------------------------------------------------------------------------

Strong results in financial, consumer staples and energy stocks helped shares of Pioneer Small Company Fund to outpace the Fund's benchmark in the first half of its fiscal year. In the following discussion, portfolio manager David Adams and assistant portfolio manager John McPherson review the economic background and detail some of the decisions that affected Fund performance.

Q: How did Pioneer Small Company Fund perform over this period?

A. For the six months ended April 30, 2004, Pioneer Small Company Fund's Class A, B, C and R shares returned 7.57%, 7.06%, 7.08% and 7.57% respectively, all at net asset value. These results surpassed the 6.54% return on the Russell 2000 Index, the Fund's benchmark, for the same period. The Fund's Lipper Small-Cap Core peers returned 8.28% over the period.

Q: What was the economic and market background like over this period?

A. Growth in the U.S. economy continued at a solid pace into the early months of 2004. Even jobs data turned sharply positive in April, following months of unsatisfactory readings. A bullish consensus drove valuations higher, led by small-cap issues.

   However, stocks began to give up their gains, as burgeoning demand for products and services threatened to ignite inflation and prompt the Federal Reserve Board to raise interest rates. Other causes for concern were persistently troubling news from Iraq and surging prices for oil and other commodities, stemming in large part from huge Chinese demand.

Q: How did this background affect your investment decisions?

A. We have been cautious for some time in our approach to interest-rate sensitive areas. For example, among financial issues, the Fund's largest sector, we favored commercial banks as a way to pursue gains in an environment of rising interest rates. Unlike thrifts, which rely heavily on mortgage activity that could shrink as rates rise, commercial banks tend to enjoy wider profit margins as business lending expands and rates move higher.

Q: Which areas of the portfolio had the greatest impact on results?

A. Our value-focused, research-based stock selection discipline determines the Fund's sector weightings. Successful choices among consumer staples and financial issues contributed to returns, as

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04                              (continued)
--------------------------------------------------------------------------------

   did our overweight position - compared to our benchmark - in energy stocks. The Fund's underweight exposure to the volatile information technology sector was another positive.

   There were no major disappointments on the sector level. Returns among basic materials holdings were generally positive, but our relatively small exposure caused results to lag the benchmark. Underexposure to medical devices and biotechnology, two strong segments, also held back comparative results.

Q: Please give us some examples of stocks that had a positive effect on performance.

A. In consumer staples, Nu Skin Enterprises, a direct seller of health, beauty and diet products, continues to enjoy strong sales in Asia, especially in China's fast-growing consumer economy. Chattem, whose broad portfolio of brands includes Gold Bond products, rebounded after resolution of legal concerns. During the period we took some profits in Regis, which operates or franchises hair salons worldwide, including the Vidal Sassoon, Supercuts and Louis David chains.

   Two energy holdings rose as a result of takeover activity. Tom Brown's attractive Rocky Mountain natural gas properties prompted a successful buyout offer from Calgary-based Encana. And Plains Resources, an independent oil and gas producer, is the target of a buyout initiative from Leucadia, a diversified holding company and one of the Fund's largest holdings at the end of the period.

   Strong earnings drove up shares of Advanta, another top ten holding. Advanta offers a range of financial services, including credit cards and venture capital, to small businesses, many of which are benefiting from improved economic conditions. Staten Island Bancorp was purchased by Independence Community Bank, which saw value in Staten Island's dominant market position. Two other holdings, American Management Systems and Unisource, an Arizona utility company, were also bought out at levels that produced gains for the Fund.

   Rising commodity prices are driving increases in rail shipments, aiding results at Wabtec, which services freight cars and locomotives for major railroads. And Corn Products, one of the world's

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   largest producers of starch-based food ingredients, is benefiting from good corn crops, as well as strong end demand.

Q: What were some of the period's disappointments?

A. In information technology, shares of Fair Isaac, which offers credit scoring and account management services for lenders, saw its valuation recede after a recent acquisition; we are retaining the stock based on its solid business prospects. Shares of Unifi, a manufacturer of polyester yarns, dropped sharply when a proposed joint venture in China that would have reduced operating costs failed to materialize. We believe the market's negative reaction to these events was excessive and we added to the Fund's holdings.

   First HealthGroup, a managed-care organization serving government entities and large employers by helping to control healthcare costs, lost clients due to aggressive pricing by competitors and their shares fell. We continue to hold this position, and are monitoring developments closely.

   A slowdown in attracting new restaurants and disappointing results in signing up hotels for its consumer discount programs, pressured shares of Rewards Network, formerly known as iDine. We have taken some profits in this long-term Fund holding.

   IAMGOLD, which develops gold and other mineral resources through independent third parties, saw its shares decline when the market took a skeptical view of its bid to acquire Wheaton River Minerals and become an operating company. We are adding to Fund holdings, despite the decline, based on our very positive view of the combined companies' long-term value.

Q: What is your outlook for the months ahead?

A. The economy is continuing to expand across a broad front. However, global overheating, driven to a large extent by China's rapid expansion, may be a cause for concern. Also worrisome is the large amount of personal and government debt here in the U.S. Those high debt levels may dampen the Federal Reserve Board's ability to raise interest rates aggressively in the near term. Some of the impact of higher rates may already be reflected in stock prices, creating selective opportunities among small company stocks that we hope to take advantage of for the Fund.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                          Value
              COMMON STOCKS - 98.9%
              Energy - 8.5%
              Oil & Gas Drilling - 3.1%
  15,300      Atwood Oceanics, Inc. *                      $   560,745
  38,300      Grant Prideco, Inc. *                            584,075
 142,400      Key Energy Services, Inc. *                    1,517,984
  55,900      Patterson Energy, Inc. *                       2,023,021
  84,400      Todco *                                        1,249,120
                                                           -----------
                                                           $ 5,934,945
                                                           -----------
              Oil & Gas Equipment & Services - 1.0%
  38,500      Gulfmark Offshore, Inc.                      $   582,120
  59,700      Maverick Tube Corp. *                          1,351,011
                                                           -----------
                                                           $ 1,933,131
                                                           -----------
              Oil & Gas Exploration & Production - 3.4%
 125,650      Forest Oil Corp. *                           $ 3,298,313
  30,400      Spinnaker Exploration Co. *                    1,084,368
  41,000      Tom Brown, Inc. *                              1,963,080
                                                           -----------
                                                           $ 6,345,761
                                                           -----------
              Oil & Gas Refining Marketing &
              Transportation - 1.0%
 102,500      Plains Resources, Inc. *                     $ 1,847,050
                                                           -----------
              Total Energy                                 $16,060,887
                                                           -----------
              Materials - 6.5%
              Commodity Chemicals - 1.2%
  96,650      Airgas, Inc.                                 $ 2,140,798
                                                           -----------
              Gold - 0.5%
 175,600      IAMGOLD Corp. (b)                            $   842,880
                                                           -----------
              Materials - 1.0%
  10,000      Mega Blocks *                                $   145,884
 116,150      Mega Blocks (144A)                             1,694,445
                                                           -----------
                                                           $ 1,840,329
                                                           -----------
              Metal & Glass Containers - 0.3%
  15,000      Kennametal, Inc.                             $   647,400
                                                           -----------
              Paper Products - 0.9%
 126,000      Wausau-Mosinee Paper Corp.                   $ 1,767,780
                                                           -----------
              Precious Metals & Minerals -  1.2%
 192,400      Agnico Eagle Mines, Ltd. (b)                 $ 2,331,888
                                                           -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                         Value
              Specialty Chemicals - 0.6%
 148,700      Wellman, Inc.                               $ 1,202,983
                                                          -----------
              Steel - 0.8%
 162,600      Graftech International, Ltd. *              $ 1,442,262
                                                          -----------
              Total Materials                             $12,216,320
                                                          -----------
              Capital Goods - 5.1%
              Aerospace & Defense - 1.7%
 140,500      AAR Corp. *                                 $ 1,426,075
  68,600      MTC Technologies, Inc. *                      1,798,006
                                                          -----------
                                                          $ 3,224,081
                                                          -----------
              Construction, Farm Machinery & Heavy
              Trucks - 1.5%
 165,700      Wabtec Corp.                                $ 2,700,910
                                                          -----------
              Construction & Engineering - 0.2%
  25,000      Insituform Technologies, Inc. *             $   406,000
                                                          -----------
              Electrical Components & Equipment - 1.7%
  42,400      Digital Theater Systems, Inc. *             $   948,488
 266,500      Power-One, Inc. *                             2,291,900
                                                          -----------
                                                          $ 3,240,388
                                                          -----------
              Total Capital Goods                         $ 9,571,379
                                                          -----------
              Commercial Services & Supplies - 10.3%
              Data Processing Services - 1.2%
 135,000      Gartner Group, Inc. *                       $ 1,611,900
  29,500      TALX Corp.                                      685,285
                                                          -----------
                                                          $ 2,297,185
                                                          -----------
              Commercial Printing - 0.9%
  56,400      John H. Harland Co.                         $ 1,737,684
                                                          -----------
              Diversified Commercial Services - 5.9%
  82,220      The Brinks Co.                              $ 2,279,961
  36,000      Central Parking Corp.                           687,240
 122,362      FTI Consulting, Inc. (b)*                     2,012,855
  69,800      Kroll, Inc. (b)*                              2,068,872
  63,000      Regis Corp.                                   2,735,460
  86,200      Tetra Tech, Inc.                              1,431,782
                                                          -----------
                                                          $11,216,170
                                                          -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                           Value
              Employment Services - 1.7%
  34,200      Corinthian Colleges, Inc. *                   $ 1,047,204
 259,500      The Princeton Review, Inc. *                    2,177,205
                                                            -----------
                                                            $ 3,224,409
                                                            -----------
              Environmental Services - 0.6%
 187,300      Newpark Resources, Inc. *                     $ 1,073,229
                                                            -----------
              Total Commercial Services & Supplies          $19,548,677
                                                            -----------
              Transportation - 1.3%
              Trucking - 1.3%
  50,000      Dollar Thrifty Automotive Group *             $ 1,317,500
  36,600      Forward Air Corp. *                             1,218,048
                                                            -----------
                                                            $ 2,535,548
                                                            -----------
              Total Transportation                          $ 2,535,548
                                                            -----------
              Consumer Durables & Apparel - 4.0%
              Apparel, Accessories & Luxury Goods - 0.9%
 257,800      Charming Shoppes, Inc. *                      $ 1,820,068
                                                            -----------
              Housewares & Specialties - 2.2%
 135,500      Tupperware Corp.                              $ 2,537,915
  57,500      Yankee Candle Co.                               1,557,100
                                                            -----------
                                                            $ 4,095,015
                                                            -----------
              Photographic Products - 0.3%
  80,000      Creo Products                                 $   641,600
                                                            -----------
              Textiles - 0.6%
 431,000      Unifi, Inc. *                                 $ 1,077,500
                                                            -----------
              Total Consumer Durables & Apparel             $ 7,634,183
                                                            -----------
              Hotels, Restaurants & Leisure - 1.6%
              Restaurants - 1.6%
  25,775      Applebee's International, Inc.                $   999,555
 105,400      O'Charley's, Inc. *                             1,991,006
                                                            -----------
                                                            $ 2,990,561
                                                            -----------
              Total Hotels, Restaurants & Leisure           $ 2,990,561
                                                            -----------
              Media - 2.9%
              Movies & Entertainment - 1.7%
 190,000      Alliance Atlantis Communications, Inc. *      $ 3,326,900
                                                            -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                    Value
              Publishing - 1.2%
 112,500      Journal Register Co. *                  $2,230,875
                                                      ----------
              Total Media                             $5,557,775
                                                      ----------
              Retailing - 3.5%
              Apparel Retail - 0.7%
  59,300      Genesco, Inc. *                         $1,319,425
                                                      ----------
              Catalog Retail - 0.3%
  30,000      Insight Enterprises, Inc. *             $  502,200
                                                      ----------
              General Merchandise Stores - 1.0%
  66,000      Tuesday Morning Corp. *                 $1,946,340
                                                      ----------
              Specialty Stores - 1.5%
  15,000      Guitar Center, Inc. *                   $  622,800
  63,800      School Specialty, Inc. *                 2,273,194
                                                      ----------
                                                      $2,895,994
                                                      ----------
              Total Retailing                         $6,663,959
                                                      ----------
              Food & Drug Retailing - 1.8%
              Food Distributors - 1.0%
  37,052      The J.M. Smucker Co. (b)                $1,937,820
                                                      ----------
              Food Retail - 0.8%
  30,000      Fresh Del Monte Produce, Inc. (b)*      $  700,500
  55,000      Wild Oats Markets, Inc. *                  759,000
                                                      ----------
                                                      $1,459,500
                                                      ----------
              Total Food & Drug Retailing             $3,397,320
                                                      ----------
              Food, Beverage & Tobacco - 1.6%
              Agricultural Products - 1.6%
  73,000      Corn Products International, Inc.       $3,102,500
                                                      ----------
              Total Food, Beverage & Tobacco          $3,102,500
                                                      ----------
              Household & Personal Products - 1.7%
              Household Products - 1.7%
 133,500      Nu Skin Enterprises, Inc.               $3,159,945
                                                      ----------
              Total Household & Personal Products     $3,159,945
                                                      ----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                           Value
              Health Care Equipment & Services - 10.7%
              Health Care Distributors - 2.5%
 105,315      AMN Healthcare Services (b)*                  $ 1,714,528
  41,800      Chattem, Inc. *                                 1,131,568
 110,000      Cross Country Healthcare, Inc. (b)              1,813,900
                                                            -----------
                                                            $ 4,659,996
                                                            -----------
              Health Care Equipment - 1.1%
  76,775      Haemonetics Corp. *                           $ 2,167,358
                                                            -----------
              Health Care Facilities - 2.3%
  55,000      Lifepoint Hospitals, Inc. *                   $ 1,966,800
  48,900      Sunrise Senior Living, Inc. (b)                 1,545,240
  20,000      Universal Health Services, Inc. (Class B)         878,000
                                                            -----------
                                                            $ 4,390,040
                                                            -----------
              Health Care Services - 4.0%
 347,500      Hooper Holmes, Inc.                           $ 1,914,725
  75,000      Parexel International Corp. *                   1,465,500
  25,000      Pediatrix Medical Group, Inc. *                 1,787,500
 127,000      Providence Service Corp. *                      2,445,385
                                                            -----------
                                                            $ 7,613,110
                                                            -----------
              Managed Health Care - 0.8%
  85,000      First Health Group Corp. *                    $ 1,419,500
                                                            -----------
              Total Health Care Equipment & Services        $20,250,004
                                                            -----------
              Pharmaceuticals & Biotechnology - 1.0%
              Biotechnology - 0.4%
  75,500      Cubist Pharmaceuticals, Inc. *                $   750,470
                                                            -----------
              Pharmaceuticals - 0.6%
  74,800      Adolor Corp. *                                $ 1,202,034
                                                            -----------
              Total Pharmaceuticals & Biotechnology         $ 1,952,504
                                                            -----------
              Banks - 6.3%
              Diversified Banks - 1.6%
  73,300      Provident Financial Services, Inc.            $ 1,319,400
 120,500      Texas Capital Bancshares, Inc. *                1,807,500
                                                            -----------
                                                            $ 3,126,900
                                                            -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                     Value
             Regional Banks - 2.5%
  8,450      Alliance Bankshares Corp. *              $   127,680
 24,900      City National Corp.                        1,535,085
 59,600      Sterling Bancshares, Inc.                    757,516
 56,000      Whitney Holding Corp.                      2,296,000
                                                      -----------
                                                      $ 4,716,281
                                                      -----------
             Thrifts & Mortgage Finance - 2.2%
 74,900      Commercial Federal Corp.                 $ 1,921,934
 49,500      Webster Financial Corp.                    2,153,250
                                                      -----------
                                                      $ 4,075,184
                                                      -----------
             Total Banks                              $11,918,365
                                                      -----------
             Diversified Financials - 7.0%
             Consumer Finance - 3.5%
221,200      Advanta Corp. (Class B)                  $ 3,543,624
311,200      Rewards Network, Inc. (b)*                 3,052,872
                                                      -----------
                                                      $ 6,596,496
                                                      -----------
             Investment Banking & Brokerage - 1.0%
138,100      Apollo Investment Corp. (b)*             $ 1,898,875
                                                      -----------
             Multi-Sector Holding - 1.5%
 60,000      Leucadia National Corp.                  $ 2,956,200
                                                      -----------
             Diversified Financial Services - 1.0%
 46,400      Gabelli Asset Management, Inc. (b)       $ 1,865,280
                                                      -----------
             Total Diversified Financials             $13,316,851
                                                      -----------
             Insurance - 3.0%
             Property & Casualty Insurance - 3.0%
 18,500      First American Corp.                     $   501,720
160,100      Quanta Capital Holdings (144A) *           2,001,250
 89,500      Selective Insurance Group, Inc. (b)        3,200,520
                                                      -----------
                                                      $ 5,703,490
                                                      -----------
             Total Insurance                          $ 5,703,490
                                                      -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                          Value
              Real Estate - 5.6%
              Real Estate Investment Trusts - 5.6%
  30,000      Camden Property Trust                        $ 1,269,600
  45,000      Colonial Properties Trust                      1,587,600
  57,800      Healthcare Realty Trust, Inc.                  2,072,130
 151,400      Innkeepers USA Trust                           1,158,210
  79,000      Prentiss Properties Trust                      2,531,160
  57,500      Shurgard Storage Centers, Inc.                 1,914,750
                                                           -----------
                                                           $10,533,450
                                                           -----------
              Total Real Estate                            $10,533,450
                                                           -----------
              Software & Services - 6.1%
              Application Software - 3.9%
  21,700      Avid Technology, Inc. *                      $ 1,040,949
  68,625      Fair Isaac & Co., Inc. (b)                     2,314,035
  47,500      Manhattan Associates, Inc.                     1,276,325
 110,800      Mercury Computer Systems, Inc. *               2,481,920
                                                           -----------
                                                           $ 7,113,229
                                                           -----------
              Home Entertainment Software - 0.9%
 188,500      Plato Learning, Inc. (b)*                    $ 1,726,660
                                                           -----------
              Internet Software & Services - 0.5%
  96,800      Lionbridge Technologies, Inc. *              $   873,136
  12,000      PEC Solutions, Inc. *                            138,720
                                                           -----------
                                                           $ 1,011,856
                                                           -----------
              IT Consulting & Other Services - 0.3%
  25,000      ManTech International Corp. *                $   627,500
                                                           -----------
              Systems Software - 0.5%
 125,000      Borland Software Corp. *                     $ 1,031,250
                                                           -----------
              Total Software & Services                    $11,510,495
                                                           -----------
              Technology Hardware & Equipment - 3.9%
              Communications Equipment - 0.8%
  50,407      Avocent Corp. *                              $ 1,617,561
                                                           -----------
              Computer Storage & Peripherals - 0.6%
  44,750      Applied Films Corp. *                        $ 1,065,050
                                                           -----------
              Electronic Equipment & Instruments - 0.5%
  81,800      Planar Systems, Inc. *                       $   997,142
                                                           -----------
              Electronic Manufacturing Services - 1.1%
 140,800      Plexus Corp. *                               $ 2,024,704
                                                           -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                    Value
              Technology Distributors - 0.9%
  49,800      Tech Data Corp. *                                     $  1,693,200
                                                                    ------------
              Total Technology Hardware & Equipment                 $  7,397,657
                                                                    ------------
              Semiconductors - 3.0%
              Semiconductor Equipment - 2.1%
  15,000      Cymer, Inc. *                                         $    479,700
  45,000      DuPont Photomasks, Inc. (b)*                               930,600
  80,000      Photronics, Inc. (b)*                                    1,191,200
  40,000      Varian Semiconductor Equipment Associates, Inc. *        1,302,400
                                                                    ------------
                                                                    $  3,903,900
                                                                    ------------
              Semiconductors - 0.9%
  73,600      Power Integrations, Inc. *                            $  1,812,768
                                                                    ------------
              Total Semiconductors                                  $  5,716,668
                                                                    ------------
              Telecommunication Services - 2.6%
              Integrated Telecommunication Services - 1.8%
 140,000      Aeroflex, Inc. *                                      $  1,761,200
 138,000      CT Communications, Inc.                                  1,714,512
                                                                    ------------
                                                                    $  3,475,712
                                                                    ------------
              Wireless Telecommunication Services - 0.8%
 143,000      Boston Communications Group, Inc. *                   $  1,538,680
                                                                    ------------
              Total Telecommunication Services                      $  5,014,392
                                                                    ------------
              Utilities - 0.9%
              Gas Utilities - 0.9%
  42,000      People's Energy Corp.                                 $  1,755,600
                                                                    ------------
              Total Utilities                                       $  1,755,600
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $156,676,665)                                   $187,508,530
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                                  Value
                 TEMPORARY CASH INVESTMENTS - 13.2%
                 Repurchase Agreement - 2.8%
$ 5,200,000      UBS Warburg, Inc., 0.93%, Dated 4/30/04,
                 repurchase price of $5,200,000 plus accrued
                 interest on 5/3/04 collateralized by $4,778,000
                 U.S. Treasury Bill, 5.625%, 5/15/08                $  5,200,000
                                                                    ------------
   Shares
                 Security Lending Collateral - 10.4%
 19,731,093      Securities Lending Investment Fund, 1.02%          $ 19,731,093
                                                                    ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $24,931,093)                                 $ 24,931,093
                                                                    ------------
                 TOTAL INVESTMENT IN SECURITIES - 112.1%
                 (Cost $181,607,758)(a)                             $212,439,623
                                                                    ------------
                 OTHER ASSETS AND LIABILITIES - (12.1)%             $(22,998,616)
                                                                    ------------
                 TOTAL NET ASSETS - 100.0%                          $189,441,007
                                                                    ============

   * Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2004, the value of these securities amounted to $3,695,695 or 2.0% of net assets.

 (a) At April 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $181,789,425 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                     $ 41,925,129

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                      (11,274,931)
                                                                   ------------
     Net unrealized gain                                           $ 30,650,198
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 (b) At April 30, 2004, the following securities were out on loan:

 Shares                Description                Market Value
 182,740      Agnico Eagle Mines, Ltd.            $  2,214,809
  99,827      AMN Healthcare Services *              1,625,184
 111,420      Apollo Investment Corp.*               1,532,025
 104,163      Cross Country Healthcare, Inc.         1,717,648
  27,440      DuPont Photomasks, Inc.*                 568,282
  35,500      Fair Isaac & Co., Inc.                 1,197,060
  28,500      Fresh Del Monte Produce, Inc.*           665,475
  23,252      FTI Consulting, Inc.*                    382,495
  44,015      Gabelli Asset Management, Inc.         1,769,403
 166,802      IAMGOLD Corp.                            800,650
   8,000      Kroll, Inc.*                             236,240
  23,700      Photronics, Inc.*                        352,893
  37,199      Plato Learning, Inc.*                    342,975
 156,943      Rewards Network Inc.*                  1,539,611
   4,961      Selective Insurance Group, Inc.          177,405
  46,060      Sunrise Senior Living, Inc.            1,455,496
  35,182      The J.M. Smucker Co.                   1,840,019
                                                  ------------
              Total                               $ 18,417,670
                                                  ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2004 aggregated $32,358,376 and $45,067,452, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
   loaned of $18,417,670) (cost $181,607,758)                  $212,439,623
  Cash                                                              493,168
  Receivables -
   Investment securities sold                                       191,130
   Fund shares sold                                                 131,054
   Dividends, interest and foreign taxes withheld                    52,379
  Other                                                               4,979
                                                               ------------
     Total assets                                              $213,312,333
                                                               ------------
LIABILITIES:
  Payables -
   Investment securities purchased                             $  3,339,118
   Fund shares repurchased                                          392,804
   Upon return of securities loaned                              19,731,093
  Due to affiliates                                                 309,951
  Accrued expenses                                                   98,360
                                                               ------------
     Total liabilities                                         $ 23,871,326
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $148,779,124
  Accumulated net investment loss                                  (826,934)
  Accumulated net realized gain on investments and
   futures contracts                                             10,656,952
  Net unrealized gain on investments                             30,831,865
                                                               ------------
     Total net assets                                          $189,441,007
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $139,143,313/9,333,651 shares)             $      14.91
                                                               ============
  Class B (based on $34,890,620/2,502,783 shares)              $      13.94
                                                               ============
  Class C (based on $15,362,126/1,115,775 shares)              $      13.77
                                                               ============
  Class R (based on $44,948/3,012 shares)                      $      14.92
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($14.91 [divided by] 94.25%)                         $      15.82
                                                               ============
  Class C ($13.77 [divided by] 99.00%)                         $      13.91
                                                               ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $866)         $   940,901
  Interest                                                       12,700
  Income from securities loaned, net                             27,187
                                                            -----------
     Total investment income                                                 $   980,788
                                                                             -----------
EXPENSES:
  Management fees                                           $   840,525
  Transfer agent fees
   Class A                                                      265,964
   Class B                                                      161,270
   Class C                                                       48,851
   Class R                                                           15
  Distribution fees
   Class A                                                      151,867
   Class B                                                      303,913
   Class C                                                       77,400
   Class R                                                           35
  Administrative fees                                            24,183
  Custodian fees                                                 13,822
  Registration fees                                              46,107
  Professional fees                                              13,582
  Printing                                                      (11,914)
  Fees and expenses of nonaffiliated trustees                     1,919
  Miscellaneous                                                   1,866
                                                            -----------
     Total expenses                                                          $ 1,939,405
     Less fees paid indirectly                                                    (3,009)
                                                                             -----------
     Net expenses                                                            $ 1,936,396
                                                                             -----------
       Net investment loss                                                   $  (955,608)
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain on:
   Investments                                              $10,899,097
   Futures contracts                                            226,425      $11,125,522
                                                            -----------
  Change in net unrealized gain (loss) on:
   Investments                                              $ 4,026,090
   Futures contracts                                           (157,087)       3,869,003
                                                            -----------      -----------
   Net gain on investments and futures contracts                             $14,994,525
                                                                             -----------
   Net increase in net assets resulting from operations                      $14,038,917
                                                                             ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                                            Six Months
                                                               Ended
                                                              4/30/04          Year Ended
                                                            (unaudited)         10/31/03
FROM OPERATIONS:
Net investment loss                                        $   (955,608)     $ (1,225,122)
Net realized gain on investments and futures contracts       11,125,522         6,061,844
Change in net unrealized gain on investments and
  futures contracts                                           3,869,003        32,762,257
                                                           ------------      ------------
   Net increase in net assets resulting from
     operations                                            $ 14,038,917      $ 37,598,979
                                                           ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.39 and $0.00 per share, respectively)        $ (2,873,644)     $          -
  Class B ($0.39 and $0.00 per share, respectively)          (1,969,954)                -
  Class C ($0.39 and $0.00 per share, respectively)            (422,404)                -
  Class R ($0.39 and $0.00 per share, respectively)                 (18)                -
                                                           ------------      ------------
   Total distributions to shareowners                      $ (5,266,020)     $          -
                                                           ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 48,734,261      $ 49,357,225
Reinvestment of distributions                                 4,616,263                 -
Cost of shares repurchased                                  (60,725,822)      (77,994,574)
                                                           ------------      ------------
   Net decrease in net assets resulting from fund
     share transactions                                    $ (7,375,298)     $(28,637,349)
                                                           ------------      ------------
   Net increase in net assets                              $  1,397,599      $  8,961,630
NET ASSETS:
Beginning of period                                         188,043,408       179,081,778
                                                           ------------      ------------
End of period (including accumulated net investment
  (loss) income of ($826,934) and $128,674,
  respectively)                                            $189,441,007      $188,043,408
                                                           ============      ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                     '04 Shares        '04 Amounts
                                     (unaudited)       (unaudited)          '03 Shares         '03 Amounts
CLASS A
Shares sold                           2,799,548       $ 43,561,979           2,442,533        $ 31,821,472
Reinvestment of distributions           184,771          2,625,592                  --                  --
Less shares repurchased              (1,056,553)       (16,012,722)         (2,897,994)        (35,928,311)
                                     ----------       ------------          ----------        ------------
   Net increase (decrease)            1,927,766       $ 30,174,849            (455,461)       $ (4,106,839)
                                     ==========       ============          ==========        ============

CLASS B
Shares sold                             198,624       $  2,816,269             931,376        $ 11,204,026
Reinvestment of distributions           124,025          1,654,493                  --                  --
Less shares repurchased              (2,909,418)       (42,524,180)         (2,899,693)        (34,727,017)
                                     ----------       ------------          ----------        ------------
   Net decrease                      (2,586,769)      $(38,053,418)         (1,968,317)       $(23,522,991)
                                     ==========       ============          ==========        ============

CLASS C
Shares sold                             163,896       $  2,309,593             536,938        $  6,331,226
Reinvestment of distributions            25,507            336,178                  --                  --
Less shares repurchased                (155,707)        (2,188,845)           (632,950)         (7,339,245)
                                     ----------       ------------          ----------        ------------
   Net increase (decrease)               33,696       $    456,926             (96,012)       $ (1,008,019)
                                     ==========       ============          ==========        ============

CLASS R (a)
Shares sold                               2,972       $     46,420                  45        $        501
Reinvestment of distributions                --                 --                  --                  --
Less shares repurchased                      (5)               (75)                 --                  (1)
                                     ----------       ------------          ----------        ------------
   Net increase                           2,967       $     46,345                  45        $        500
                                     ==========       ============          ==========        ============

(a) Class R shares were first publicly offered on April 1, 2003.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                4/30/04         Year Ended   Year Ended
CLASS A                                                       (unaudited)        10/31/03     10/31/02
Net asset value, beginning of period                           $  14.24          $  11.44     $  13.06
                                                               --------          --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  (0.04)         $  (0.03)    $  (0.05)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                1.10              2.83        (1.57)
                                                               --------          --------     --------
  Net increase (decrease) from investment operations           $   1.06          $   2.80     $  (1.62)
Distributions to shareowners:
 Net realized gain                                                (0.39)               --           --
                                                               --------          --------     --------
Net increase (decrease) in net asset value                     $   0.67          $   2.80     $  (1.62)
                                                               --------          --------     --------
Net asset value, end of period                                 $  14.91          $  14.24     $  11.44
                                                               ========          ========     ========
Total return*                                                      7.57%            24.48%      (12.40)%
Ratio of net expenses to average net assets+                       1.63%**(b)        1.80%        1.62%
Ratio of net investment income (loss) to average net assets+      (0.65)%**(b)      (0.33)%      (0.38)%
Portfolio turnover rate                                              34%**             39%          27%
Net assets, end of period (in thousands)                       $139,143          $105,489     $ 89,923
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.63%**(b)        1.80%        1.60%
  Net investment income (loss)                                    (0.65)%**(b)      (0.33)%      (0.36)%

                                                              Year Ended   Year Ended   Year Ended
CLASS A                                                        10/31/01     10/31/00   10/31/99 (a)
Net asset value, beginning of period                           $  14.16     $  10.83    $  10.68
                                                               --------     --------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  (0.04)    $   0.06    $  (0.03)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                               (0.82)        3.27        0.59
                                                               --------     --------    --------
  Net increase (decrease) from investment operations           $  (0.86)    $   3.33    $   0.56
Distributions to shareowners:
 Net realized gain                                                (0.24)          --       (0.41)
                                                               --------     --------    --------
Net increase (decrease) in net asset value                     $  (1.10)    $   3.33    $   0.15
                                                               --------     --------    --------
Net asset value, end of period                                 $  13.06     $  14.16    $  10.83
                                                               ========     ========    ========
Total return*                                                     (6.13)%      30.75%       5.37%
Ratio of net expenses to average net assets+                       1.58%        1.58%       1.65%
Ratio of net investment income (loss) to average net assets+      (0.36)%       0.02%      (0.35)%
Portfolio turnover rate                                              42%          55%         60%
Net assets, end of period (in thousands)                       $111,995     $119,375    $107,448
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.55%        1.55%       1.62%
  Net investment income (loss)                                    (0.33)%       0.05%      (0.32)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.64% and (0.66)%, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                4/30/04        Year Ended  Year Ended
CLASS B                                                       (unaudited)       10/31/03    10/31/02
Net asset value, beginning of period                            $ 13.40          $ 10.84     $ 12.46
                                                                -------          -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.16)         $ (0.19)    $ (0.02)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                1.09             2.75       (1.60)
                                                                -------          -------     -------
  Net increase (decrease) from investment operations            $  0.93          $  2.56     $ (1.62)
Distributions to shareowners:
 Net realized gain                                                (0.39)              --          --
                                                                -------          -------     -------
Net increase (decrease) in net asset value                      $  0.54          $  2.56     $ (1.62)
                                                                -------          -------     -------
Net asset value, end of period                                  $ 13.94          $ 13.40     $ 10.84
                                                                =======          =======     =======
Total return*                                                      7.06%           23.62%     (13.00)%
Ratio of net expenses to average net assets+                       2.48%**(b)       2.51%       2.32%
Ratio of net investment loss to average net assets+               (1.46)%**(b)     (1.03)%     (1.08)%
Portfolio turnover rate                                              34%**            39%         27%
Net assets, end of period (in thousands)                        $34,891          $68,222     $76,515
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction forfees paid indirectly:
  Net expenses                                                     2.48%**(b)       2.51%       2.30%
  Net investment loss                                             (1.46)%**(b)     (1.03)%     (1.06)%

                                                             Year Ended   Year Ended   Year Ended
CLASS B                                                       10/31/01     10/31/00   10/31/99 (a)
Net asset value, beginning of period                          $  13.63     $  10.50     $  10.44
                                                              --------     --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                          $  (0.15)    $  (0.13)    $  (0.11)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                              (0.78)        3.26         0.58
                                                              --------     --------     --------
  Net increase (decrease) from investment operations          $  (0.93)    $   3.13     $   0.47
Distributions to shareowners:
 Net realized gain                                               (0.24)          --        (0.41)
                                                              --------     --------     --------
Net increase (decrease) in net asset value                    $  (1.17)    $   3.13     $   0.06
                                                              --------     --------     --------
Net asset value, end of period                                $  12.46     $  13.63     $  10.50
                                                              ========     ========     ========
Total return*                                                    (6.90)%      29.81%        4.61%
Ratio of net expenses to average net assets+                      2.28%        2.28%        2.41%
Ratio of net investment loss to average net assets+              (1.06)%      (0.68)%      (1.11)%
Portfolio turnover rate                                             42%          55%          60%
Net assets, end of period (in thousands)                      $100,204     $117,667     $107,652
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction forfees paid indirectly:
  Net expenses                                                    2.25%        2.26%        2.34%
  Net investment loss                                            (1.03)%      (0.66)%      (1.04)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 2.49% and (1.47)%, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                4/30/04        Year Ended  Year Ended
CLASS C                                                       (unaudited)       10/31/03    10/31/02
Net asset value, beginning of period                            $ 13.24          $ 10.73     $ 12.38
                                                                -------          -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.10)         $ (0.16)    $ (0.02)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                1.02             2.67       (1.63)
                                                                -------          -------     -------
  Net increase (decrease) from investment operations            $  0.92          $  2.51     $ (1.65)
Distributions to shareowners:
 Net realized gain                                                (0.39)              --          --
                                                                -------          -------     -------
Net increase (decrease) in net asset value                      $  0.53          $  2.51     $ (1.65)
                                                                -------          -------     -------
Net asset value, end of period                                  $ 13.77          $ 13.24     $ 10.73
                                                                =======          =======     =======
Total return*                                                      7.08%           23.39%     (13.33)%
Ratio of net expenses to average net assets+                       2.57%**(b)       2.69%       2.60%
Ratio of net investment loss to average net assets+               (1.58)%**(b)     (1.22)%     (1.37)%
Portfolio turnover rate                                              34%**            39%         27%
Net assets, end of period (in thousands)                        $15,362          $14,331     $12,644
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
  Net expenses                                                     2.57%**(b)       2.69%       2.58%
  Net investment loss                                             (1.58)%**(b)     (1.22)%     (1.35)%

                                                              Year Ended   Year Ended    Year Ended
CLASS C                                                        10/31/01     10/31/00    10/31/99 (a)
Net asset value, beginning of period                           $ 13.55       $10.47        $10.44
                                                               -------       ------        ------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.15)      $(0.11)       $(0.12)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                              (0.78)        3.19          0.56
                                                               -------       ------        ------
  Net increase (decrease) from investment operations           $ (0.93)      $ 3.08        $ 0.44
Distributions to shareowners:
 Net realized gain                                               (0.24)          --         (0.41)
                                                               -------       ------        ------
Net increase (decrease) in net asset value                     $ (1.17)      $ 3.08        $ 0.03
                                                               -------       ------        ------
Net asset value, end of period                                 $ 12.38       $13.55        $10.47
                                                               =======       ======        ======
Total return*                                                    (6.94)%      29.42%         4.31%
Ratio of net expenses to average net assets+                      2.45%        2.43%         2.51%
Ratio of net investment loss to average net assets+              (1.25)%      (0.86)%       (1.21)%
Portfolio turnover rate                                             42%          55%           60%
Net assets, end of period (in thousands)                       $10,290       $9,401        $7,431
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
  Net expenses                                                    2.41%        2.39%         2.48%
  Net investment loss                                            (1.21)%      (0.82)%       (1.18)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 2.58% and (1.59)%, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended              4/1/03 (a)
                                                                4/30/04                 to
                                                              (unaudited)            10/31/03
CLASS R
Net asset value, beginning of period                            $14.25                $11.08
                                                                ------                ------
Increase (decrease) from investment operations:
  Net investment loss                                           $(0.03)               $(0.04)
  Net realized and unrealized gain on investments
   and futures contracts                                          1.09                  3.21
                                                                ------                ------
   Net increase from investment operations                      $ 1.06                $ 3.17
Distributions to shareowners:
  Net realized gain                                              (0.39)                   --
                                                                ------                ------
Net increase in net asset value                                 $ 0.67                $ 3.17
                                                                ------                ------
Net asset value, end of period                                  $14.92                $14.25
                                                                ======                ======
Total return*                                                     7.57%                28.61%
Ratio of net expenses to average net assets+                      1.61%**(b)            1.74%**
Ratio of net investment loss to average net assets+              (0.85)%**(b)          (0.58)%**
Portfolio turnover rate                                             34%**                 39%
Net assets, end of period (in thousands)                        $   45                $    1
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
   Net expenses                                                   1.61%**(b)            1.74%**
   Net investment loss                                           (0.85)%**(b)          (0.58)%**

(a) Class R shares were first publicly offered on April 1, 2003
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio to average net assets would have been 1.62% and (0.86)%, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Company Fund (the Fund) is a Delaware statutatory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    computing the net asset value of the Fund's shares are determined as of such times. At April 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market and counter party risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2004, there were no open future contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. No distributions were paid by the Fund for the fiscal year ended October 31, 2003.

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2003.

-------------------------------------------------------------------------------
                                               2003
-------------------------------------------------------------------------------
  Undistributed ordinary income           $        --
  Undistributed long-term gain              5,264,878
  Unrealized appreciation                  26,624,108
                                          -----------
      Total                               $31,888,986
-------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, unrealized appreciation on futures contracts and tax basis adjustments on real estate investment trust (REIT) holdings.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $13,161 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2004.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2004, $146,961 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $81,014 in transfer agent fees payable to PIMSS at April 30, 2004.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $81,976 in distribution fees payable to PFD at April 30, 2004. The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2004, CDSCs in the amount of $29,816 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2004, the Fund's expenses were reduced by $3,009 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                         International/Global Equity
Pioneer Fund                        Pioneer Emerging Markets Fund
Pioneer Balanced Fund               Pioneer Europe Select Fund
Pioneer Equity Income Fund          Pioneer Europe Fund
Pioneer Growth Shares               Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund         Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap         Fixed Income
 Growth Fund                        Pioneer America Income Trust
Pioneer Oak Ridge Small Cap         Pioneer Bond Fund
  Growth Fund                       Pioneer Global High Yield Fund
Pioneer Papp America-Pacific        Pioneer High Yield Fund
  Rim Fund                          Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap      Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund             Money Market
Pioneer Papp Strategic              Pioneer Cash Reserves Fund**
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    15919-00-0604
Boston, Massachusetts 02109              (C)2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.